Restructuring - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring [Abstract]
Restructuring – Staff related	€ (13)	€ (5)	€ 178
thereof:
Termination Benefits	(15)	(6)	176
Retention Acceleration	1	0	1
Social Security	1	1	1
Restructuring – Non Staff related	(1)	1	42
Total Net Restructuring Charges	€ (15)	€ (3)	€ 220